Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 118,070	$ 45,438	$ 10,329
Accounts receivable, net	90,763	101,808	33,484
Other current assets			21,086
Prepaid Expenses	2,540
Total current assets	211,373	147,246	64,899
NON-CURRENT ASSETS:
Right-of-use lease asset	79,666	85,674	108,863
Property, plant and equipment, net	4,388	4,978	5,280
Other assets	28,000	28,000	3,000
Total non-current assets	112,054	118,652	117,143
Total assets	323,427	265,898	182,042
Current liabilities:
Accounts payable and accrued liabilities	131,491	128,157	112,671
Lease liability - Current	24,918	24,338	21,050
Notes payable	233,000	170,000
Line of credit	32,609	38,111	46,845
Total current liabilities	422,018	360,606	180,566
Non-current liabilities:
Lease liability	57,324	63,693	89,088
Government loan	445,400	445,400	445,400
Notes payable, net of discount $0 and $5,694, respectively			164,306
Total non-current liabilities	502,724	509,093	698,794
Total liabilities	924,742	869,699	879,360
Stockholders’ deficit:
Common stock, par value $0.01; 50,000,000 shares authorized;9,550,000 shares and 15,000,000 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	96,100	95,500	150,000
Additional paid-in capital	5,227,922	5,108,522	(142,702)
Subscription Receivables		(25,000)
Accumulated deficit	(5,925,337)	(5,782,823)	(704,616)
Total stockholders’ deficit	(601,315)	(603,801)	(697,318)
Total liabilities and stockholders’ deficit	$ 323,427	$ 265,898	$ 182,042